Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 146,067	$ 74,454
Accounts receivable, net	535,288	533,810
Inventories, net	781,299	920,786
Other current assets	21,791	17,680
Total current assets	1,484,445	1,546,730
Property and equipment, net	98,225	98,523
Operating lease right-of-use assets	209,169	223,369
Goodwill	412,486	411,217
Intangible assets, net	169,929	172,004
Investment in unconsolidated entity	97,847	94,833
Other assets	12,246	9,485
Total assets	2,484,347	2,556,161
Current liabilities:
Current portion of long-term obligations	71,804	69,421
Accounts payable	251,553	239,666
Accrued expenses and other current liabilities	163,788	152,630
Total current liabilities	487,145	461,717
Long-term obligations:
Borrowings under revolving credit agreement	0	155,700
Operating lease liabilities, net of current portion	139,527	154,271
Finance lease liabilities, net of current portion	4,811	2,009
Total long-term obligations	144,338	311,980
Deferred income taxes and other liabilities	73,103	67,697
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	950,915	907,877
Accumulated other comprehensive loss, net of tax	(34,867)	(39,050)
Retained earnings	636,373	632,507
Treasury stock, at cost, 4,823,988 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2020 and 2019, respectively	(87,440)	(87,440)
Total Watsco, Inc. shareholders' equity	1,486,678	1,435,427
Non-controlling interest	293,083	279,340
Total shareholders' equity	1,779,761	1,714,767
Total liabilities and shareholders' equity	2,484,347	2,556,161
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,851	18,768
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,846	$ 2,765